ACCRUED EXPENSES AND OTHER PAYABLES (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
Subcontractors accruals		$ 1,096		$ 468
Legal and consulting accruals		479		201
Other		257		0
Accrued expenses and other payables	$ 1,739	$ 1,832	$ 2,446	$ 669